Exhibit 99.3 Schedule 8 – Servicing Report

Redacted LoanID	Loan Number	xxx ID	Servicer	Borrower	Property State	Due Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Latest Filing Date	Bankruptcy Comment	Loss/Mit?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment	Property Damage	Damage Comment	Default Status	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	As of Date	Summary Comments
0891F827-12B8-44DC-954C-07580F11A5CB	xxx	xxx	xxx	xxx	xxx	XX/XX/XXXX	9/1/2015	2/4/2016	Excessive Obligations	Not Determined		Never			Never				Never				No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
  EXCEPTIONS: No exceptions were identified.

0D84E03A-4FCC-4AA5-9EDB-8B9446355F4E	xxx	xxx	xxx	xxx	xxx	XX/XX/XXXX	9/1/2015	7/19/2016		Not Determined		Never			Never				Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 7/19/2016.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
  EXCEPTIONS: No exceptions were identified.

8102DEA9-3090-4424-AC72-371257FF6FDB	xxx	xxx	xxx	xxx	xxx	XX/XX/XXXX	9/1/2015	11/24/2015		Not Determined		Never			Never				Never				No		Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.		8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
  EXCEPTIONS: No exceptions were identified.

A56623AC-DD58-4D92-BCC9-8C3EFCBF812D	xxx	xxx	xxx	xxx	xxx	XX/XX/XXXX			Not Determined	Not Determined		Never			Never				Never				No		Collections	No				8/31/2016
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
  EXCEPTIONS: No exceptions were identified.

Redacted LoanID	Loan Number	xxx ID	Borrower	Property State	Default Status	Due Date	Reason For Default	Current Occupancy	First Vacancy Date	Bankruptcy?	Last Filing Date	Bankruptcy Chapter	Bankruptcy Comment	Foreclosure?	Last FC Stage	Foreclosure Comment	Loss Mitigation?	Damage Flag	Damage Comment	Exception	Exception Type	Exception Comments	Summary Comment
74703867-307A-48C5-B3BF-66772E5F42A1	xxx	xxx	xxx	MD	Current	XX/XX/XXXX	Curtailment of Income	Owner		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
 PROPERTY CONDITION: There is no evidence of property damage.

B73375C7-1904-4B71-92B7-14D015C3A37E	xxx	xxx	xxx	CA	Bankruptcy	XX/XX/XXXX	Not Determined	Not Determined		Currently			The borrower is currently paying under an active bankruptcy plan; the case number, filing date and chapter were not available.	Never			Never	No		No
BANKRUPTCY: The borrower is currently paying under an active bankruptcy plan; the case number, filing date and chapter were not available.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
 PROPERTY CONDITION: There is no evidence of property damage.

0D13A130-7985-46B4-9DC9-0BB414B7C5A3	xxx	xxx	xxx	MI	Current	XX/XX/XXXX		Not Determined		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
 PROPERTY CONDITION: There is no evidence of property damage.

78D319AE-C084-4AF5-90B1-0864F3F9BB85	xxx	xxx	xxx	MO	Current	XX/XX/XXXX	Not Determined	Owner		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
 PROPERTY CONDITION: There is no evidence of property damage.

BF791E59-FB23-4BCE-B376-8749056A4768	xxx	xxx	xxx	FL	Current	XX/XX/XXXX	Illness	Owner		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
 PROPERTY CONDITION: There is no evidence of property damage.

5C8EB9FF-ED2E-4E44-AD5E-11DB68CF4DD8	xxx	xxx	xxx	OH	Current	XX/XX/XXXX	Not Determined	Not Determined		Never				Never			Never	No		No
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
 PROPERTY CONDITION: There is no evidence of property damage.